Cash and cash equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	12.31.2023	12.31.2022
Cash at bank and in hand	103	216
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	1,742	2,763
Other investment funds	279	244
	2,021	3,007
- Abroad
Time deposits	7,737	2,388
Automatic investing accounts and interest checking accounts	2,852	2,365
Other financial investments	14	20
	10,603	4,773
Total short-term financial investments	12,624	7,780
Total cash and cash equivalents	12,727	7,996

Schedule of marketable securities

			12.31.2023			12.31.2022
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	926	−	926	713	−	713
Amortized cost - Bank Deposit Certificates and time deposits	4,249	−	4,249	2,548	1,026	3,574
Amortized cost - Others	53	−	53	50	−	50
Total	5,228	−	5,228	3,311	1,026	4,337
Current	2,819	−	2,819	1,747	1,026	2,773
Non-current	2,409	−	2,409	1,564	−	1,564